Investments in Joint Ventures - Summarized Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summarized statement of financial position
Cash and cash equivalents	€ 10,768	€ 11,347	€ 9,594
Assets	395,923	425,425
Other current liabilities	14,992	16,101
Other non-current liabilities	216	877
Total liabilities	371,821	401,084
Revenue	32,973	33,655	33,902
Results from financial transactions	20,250	15,753	521
Interest income	6,052	6,479	7,087
Profit or loss	2,534	610	(514)
Income tax (expense) or income	65	172	(83)
Net income / (loss)	2,469	438	(431)
Other comprehensive income	(2,038)	(1,301)	(380)
Total comprehensive income / (loss)	431	(863)	€ (811)
Dividends received	(118)	(196)
Amvest [member]
Summarized statement of financial position
Cash and cash equivalents	109	135
Other current assets	166	237
Total current assets	276	372
Non-current assets	3,173	2,519
Assets	3,449	2,891
Other current liabilities	133	149
Current liabilities	133	149
Non-current financial liabilities excluding trade payables and other provisions	643	476
Total non-current financial liabilities	643	476
Total liabilities	776	625
Net assets	2,673	2,266
Revenue	91	86
Results from financial transactions	275	205
Interest expense	(5)	(7)
Profit or loss	357	275
Income tax (expense) or income	(1)	(10)
Net income / (loss)	357	266
Other comprehensive income		7
Total comprehensive income / (loss)	357	273
Dividends received	49	95
Other Joint ventures [member]
Summarized statement of financial position
Cash and cash equivalents	342	373
Other current assets	721	737
Total current assets	1,063	1,110
Non-current assets	6,521	6,375
Assets	7,584	7,485
Current financial liabilities excluding trade payables and other provisions	30	60
Other current liabilities	503	403
Current liabilities	533	464
Non-current financial liabilities excluding trade payables and other provisions	220	292
Other non-current liabilities	5,871	5,721
Total non-current financial liabilities	6,091	6,013
Total liabilities	6,624	6,477
Net assets	960	1,009
Revenue	1,420	1,248
Results from financial transactions	(1)	1
Depreciation and amortization	(20)	(12)
Interest income	186	48
Interest expense	(3)	(3)
Profit or loss	160	122
Income tax (expense) or income	(74)	(47)
Net income / (loss)	86	75
Other comprehensive income	(32)	13
Total comprehensive income / (loss)	54	89
Dividends received	€ 69	€ 101